Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 117,908
Goodwill ending balance		119,946	$ 117,908
Carrying amount		119,946	117,908
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		120,276	112,637
Effect of movements in foreign exchange		1,608	7,634
Acquisitions through business combinations		342	0
Transfers (to)/from other assets categories and other movements	[1]	(61)	(164)
Hyperinflation monetary adjustments		125	169
Goodwill ending balance		122,289	120,276
Carrying amount		122,289	120,276
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(2,368)	(2,158)
Effect of movements in foreign exchange		(36)	(209)
Transfers (to)/from other assets categories and other movements	[1]	61	0
Goodwill ending balance		(2,343)	(2,368)
Carrying amount		$ (2,343)	$ (2,368)

[1]	The transfer (to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.